Derivative Instruments, Gain (Loss) (Details) (USD $)	9 Months Ended
Oct. 31, 2014
Derivative Liabilities Derivative Instruments, Gain (loss) 1	$ 46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 2	15,112
Derivative Liabilities Derivative Instruments, Gain (loss) 3	(396,686)
Derivative Liabilities Derivative Instruments, Gain (loss) 4	30,728
Derivative Liabilities Derivative Instruments, Gain (loss) 5	(169,474)
Derivative Liabilities Derivative Instruments, Gain (loss) 6	0
Derivative Liabilities Derivative Instruments, Gain (loss) 7	852,022
Derivative Liabilities Derivative Instruments, Gain (loss) 8	0
Derivative Liabilities Derivative Instruments, Gain (loss) 9	332,847
Derivative Liabilities Derivative Instruments, Gain (loss) 10	45,840
Derivative Liabilities Derivative Instruments, Gain (loss) 11	(262,912)
Derivative Liabilities Derivative Instruments, Gain (loss) 12	$ 30,728